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                       METLIFE INVESTORS INSURANCE COMPANY
                       -----------------------------------

                   METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

     FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE POLICY
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                    SUPPLEMENT DATED DECEMBER 27, 2007 TO THE
                 PROSPECTUSES DATED MAY 1, 2001, AS SUPPLEMENTED

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

     FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE POLICY
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                    SUPPLEMENT DATED DECEMBER 27, 2007 TO THE
              PROSPECTUSES DATED NOVEMBER 9, 2006, AS SUPPLEMENTED

MetLife Investors Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove a certain variable investment option ("Existing Fund") and substitute a new option ("Replacement Fund") as shown below. The Replacement Fund is a portfolio of the Met Investors Series Trust. To the extent that the Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitution is in the best interest of Policy owners. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitution, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitution will occur on or about April 28, 2008.

The proposed substitution and respective adviser and/or sub-advisers for the Policies are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT                REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISERS AS NOTED)
Franklin Templeton Variable Insurance Products Trust -         Met Investors Series Trust - MFS(R) Emerging
------------------------------------------------------         --------------------------------------------
Templeton Developing Markets Securities Fund (Class I)   -->   Markets Equity Portfolio (Class A)
------------------------------------------------------         ----------------------------------
Templeton Asset Management Ltd.                                Massachusetts Financial Services Company

Please note that:

     . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

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     .    The elections you have on file for allocating your cash value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     . You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Policy owners or agents of Policy owners.

     . If you make one transfer from the above Existing Fund into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     . On the effective date of the substitution, your cash value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     .    There will be no tax consequences to you.

In connection with the substitution, we will send you a prospectus for the Met Investors Series Trust, as well as notice of the actual date of the substitution and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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